Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Balance Sheets Parentheticals (Details) - $ / shares	Dec. 31, 2015	Jun. 08, 2015	Dec. 31, 2014	Apr. 15, 2011	Dec. 31, 2010	Dec. 08, 2010
Preferred stock par value	$ 0.01		$ 0.01
Preferred stock shares authorized	500,000,000		500,000,000	500,000,000
Preferred stock shares issued	0		0
Preferred stock shares outstanding	0		0
Common stock par value	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 20
Common stock shares authorized	1,000,000,000		1,000,000,000	1,000,000,000	250,000,000	500
Common stock shares issued	160,888,606		132,017,178
Common stock shares outstanding	160,888,606		132,017,178
Treasury Stock Par Value Per Share	$ 0.01		$ 0
Treasury Stock Shares	22,222,222		0
Ocean Rig UDW Inc
Preferred stock par value	$ 0.01		$ 0.01
Preferred stock shares authorized	500,000,000		500,000,000
Preferred stock shares issued	0		0
Preferred stock shares outstanding	0		0
Common stock par value	$ 0.01		$ 0.01
Common stock shares authorized	1,000,000,000		1,000,000,000
Common stock shares issued	160,888,606		132,017,178
Common stock shares outstanding	160,888,606		132,017,178
Treasury Stock Par Value Per Share	$ 0.01		$ 0
Treasury Stock Shares	22,222,222		0